Financial risk management - Maturity analysis for non-derivative financial liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial instruments with preferred rights	¥ 0			¥ 2,106,334	¥ 1,320,712
Borrowings	19,554		¥ 64,076
Lease liabilities	54,437		59,601
Other non-current liabilities	8,612	$ 1,351
Total	243,119		224,405
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	20,206		66,468
Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	60,694		67,636
Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	55,767		34,071
Other Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other payables	92,488		56,206
Amounts due to related party
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts due to a related parties	3		24
Other non-current liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other non-current liabilities	13,961
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	191,275		170,084
Less than 1 year | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	20,206		60,689
Less than 1 year | Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	22,811		19,094
Less than 1 year | Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	55,767		34,071
Less than 1 year | Other Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other payables	92,488		56,206
Less than 1 year | Amounts due to related party
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts due to a related parties	3		24
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	19,850		22,612
Between 1 and 2 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings			5,779
Between 1 and 2 years | Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	19,850		16,833
Between 2 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	30,312		28,705
Between 2 and 5 years | Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	16,351		28,705
Between 2 and 5 years | Other non-current liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other non-current liabilities	13,961
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	1,682		3,004
Over 5 years | Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	¥ 1,682		¥ 3,004